Fair Value (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value
Schedule of fair value measurements of liabilities measured at fair value on recurring basis

The following table details the fair value measurements of liabilities that are measured at fair value on a recurring basis:

	Fair Value Measurement at March 31, 2021
				Total
	Level 1	Level 2	Level 3	Fair Value
Contingent consideration - business combinations	$—	$—	$2,869	$2,869
Contingent consideration - earnout	—	—	43,193	43,193
Private warrant liability	—	—	47,444	47,444
	$—	$—	$93,506	$93,506

	Fair Value Measurement at December 31, 2020
				Total
	Level 1	Level 2	Level 3	Fair Value
Contingent consideration - business combinations	$—	$—	$3,549	$3,549
Contingent consideration - earnout	—	—	50,238	50,238
Private warrant liability	—	—	31,534	31,534
	$—	$—	$85,321	$85,321

The following table details the fair value measurements of liabilities that are measured at fair value on a recurring basis:

	Fair Value Measurement at December 31, 2020
						Total
	Level 1		Level 2		Level 3	Fair Value
Contingent consideration - business combination	$		$		$3,549	$3,549
Contingent consideration - earnout (as restated)		—		—	50,238	50,238
Private warrant liability (as restated)		—		—	31,534	31,534
		$—		$—	$85,321	$85,321

	Fair Value Measurement at December 31, 2019
				Total
	Level 1	Level 2	Level 3	Fair Value
Redeemable convertible preferred stock warrants	$—	$—	$6,684	$6,684
Fair value option notes (“FVO Notes”)	—	—	11,659	11,659
Contingent consideration	—	—	100	100
	$—	$—	$18,443	$18,443

Schedule of fair value measurement inputs and valuation techniques

	Expected
	term	Expected		Expected
	(in years)	volatility	Risk-free interest rate	dividend rate
Redeemable convertible preferred stock warrants	2 to 9	60%	0.23% to 2.11%	0%

	December 31,
	2019
	FVO	FVO
	Note 1A	Note 2(1)
Initial principal value	$2,500	$3,000
Value upon maturity	$6,682	$6,602
Conversion price (per share)	$6.39	N/A
Value of Series B redeemable convertible preferred share	$14.12	N/A
Value of common stock	N/A	N/A
Expected term (years)	2	N/A
Volatility	39%	N/A
Risk free rate	1.58%	N/A
Estimated fair value of FVO Note	$5,079	$6,580

Schedule of Level 3 items measured at fair value on a recurring basis

		Contingent
	Contingent	Consideration -	Private
	Consideration -	Business	Warrant
	Earnout	Combinations	Liability
Fair value as of January 1, 2021	$50,238	$3,549	$31,534
Additions	—	1,737	—
Settlements	(25,815)	(2,062)	—
Change in fair value, loss (gain) included in net loss(1)	18,770	(355)	15,910
Fair value as of March 31, 2021	$43,193	$2,869	$47,444

	Redeemable		Contingent
	Convertible		Consideration -
	Preferred Stock		Business
	Warrants	FVO Notes	Combinations
Fair value as of January 1, 2020	$6,684	$11,659	$100
Additions	—	—	—
Settlements	—	—	—
Change in fair value, loss (gain) included in net loss(1)	1,214	454	(80)
Change in fair value, (gain) included in other comprehensive income	—	(3,856)	—
Fair value as of March 31, 2020	$7,898	$8,257	$20
(1)

Changes in fair value of the redeemable convertible stock warrants and FVO Notes are included in other income (expense), net, and changes in fair value of contingent consideration related to business combinations are included in general and administrative expenses in the unaudited condensed consolidated statements of operations. Changes in fair value of the earnout contingent consideration and private warrant liability are disclosed separately in the unaudited condensed consolidated statements of operations.

	Redeemable		Contingent		Contingent
	Convertible		Consideration -	Private	Consideration -
	Preferred Stock		Business	Warrants	Earnout
	Warrants	FVO Notes	Combinations	(as restated)	(as restated)
Fair value as of January 1, 2020	$6,684	$11,659	$100	$—	$—
Additions	1,762	—	1,749	33,961	50,238
Settlements	(11,030)	(8,698)	—	—	—
Change in fair value, loss (gain) included in net loss(1)	2,584	895	1,700	(2,427)	—
Gain on extinguishment of debt	—	(3,856)	—	—	—
Fair value as of December 31, 2020	$—	$—	$3,549	$31,534	$50,238

	Redeemable
	Convertible
	Preferred Stock		Contingent
	Warrants	FVO Notes	Consideration
Fair value as of January 1, 2019	$436	$—	$400
Additions	6,651	5,500	—
Settlements	(2,493)	—	—
Change in fair value, loss (gain) included in net loss(1)	2,090	6,159	(300)
Fair value as of December 31, 2019	$6,684	$11,659	$100
(1)

Changes in fair value of redeemable convertible preferred stock warrants, FVO Notes, and Private Warrants are included in other income (expense), net, and changes in fair value of contingent consideration are included in general and administrative expenses in the consolidated statements of operations.

Private warrant liability
Fair Value
Schedule of fair value measurement inputs and valuation techniques

		Expected
	Exercise	term	Expected		Expected
	Price	(in years)	volatility	Risk-free interest rate	dividend rate
Private Warrant Liability	$ 11.50	5	35%	0.36%	0%